Interest in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
Schedule of Interest in Master Trust

The Master Trust’s net assets and the Plan’s interest in the Master Trust’s net assets at December 31, 2025 and 2024 were as follows (in thousands):

	2025		2024
	Master Trust	Plan’s Interest	Master Trust	Plan’s Interest
Investments, at fair value
Mutual funds	$56,442	$51,628	$59,072	$54,320
Collective trust funds	933,777	773,367	862,125	703,950
Common stock	12,951	11,575	18,584	17,260
Self-directed brokerage accounts	26,848	25,969	23,817	22,978
Total investments	1,030,018	862,539	963,598	798,508

Other receivables	-	-	3	-

Total net assets of the Master Trust	$1,030,018	$862,539	$963,601	$798,508

The net appreciation in fair value of investments, interest income, dividend income and administrative expenses related to the Master Trust for the years ended December 31, 2025 and 2024, were as follows:

	2025	2024
Net appreciation in fair value	$141,333	$112,847
Interest income	268	230
Dividend income	4,484	4,922
Master Trust net investment income	$146,085	$117,999

The following tables present the Master Trust’s investments by level within the fair value hierarchy as of December 31, 2025 and 2024:

	2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$56,442	$-	$-	$56,442
Common Stock	12,951	-	-	12,951
Self-directed brokerage accounts	26,573	275	-	26,848

Total investments in the fair value hierarchy	$95,966	$275	$-	96,241

Investments measured at NAV
Collective trust funds (a)				933,777
Total investments at fair value				$1,030,018

	2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$59,072	$-	$-	$59,072
Common Stock	18,584	-	-	18,584
Self-directed brokerage accounts	18,396	5,421	-	23,817

Total investments in the fair value hierarchy	$96,052	$5,421	$-	$101,473

Investments measured at NAV
Collective trust funds (a)				862,125
Total investments at fair value				$963,598

(a) Certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits. Redemption from these funds is permitted with 30-days’ notice and for one fund with 12 to 30 months’ notice. There were no unfunded commitments, liquidity or redemption restrictions related to the common/collective trusts. These are direct filing entities.